Financial - risk management objectives and policies - Aging of obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure Of Financial risk management [Line Items]
Trade and other payables.	$ 179,956	$ 166,860
Total financial liabilities	531,653	571,688	$ 587,062	$ 633,083
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	207,625	252,865
Accounts payable - related parties	3,446	4,014
Other financial liabilities	602,668	911,675
Trade and other payables.	411,857	479,104
Total financial liabilities	1,225,596	1,647,658
Sociedad Minera Cerro Verde S.A.A. [Member] | On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Other financial liabilities	0	0
Trade and other payables.	0	0
Total financial liabilities	0	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	197,855	245,463
Accounts payable - related parties	3,446	4,014
Other financial liabilities	1,551	3
Trade and other payables.	57,637	40,357
Total financial liabilities	260,489	289,837
Sociedad Minera Cerro Verde S.A.A. [Member] | Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	9,770	7,402
Accounts payable - related parties	0	0
Other financial liabilities	8,672	8,852
Trade and other payables.	68,828	59,023
Total financial liabilities	87,270	75,277
Sociedad Minera Cerro Verde S.A.A. [Member] | Later than one year and not later than five years [member]
Disclosure Of Financial risk management [Line Items]
Other financial liabilities	560,750	825,877
Trade and other payables.	285,392	90,019
Total financial liabilities	846,142	915,896
Sociedad Minera Cerro Verde S.A.A. [Member] | More than 5 years
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Other financial liabilities	31,695	76,943
Trade and other payables.	0	289,705
Total financial liabilities	$ 31,695	$ 366,648